Income tax (Tables)	12 Months Ended
Dec. 31, 2024
Income tax
Schedule of income tax benefit / (expense)

	2022	2023	2024
	EUR k	EUR k	EUR k
Current income tax benefit / (expense)	106	(118)	(19,107)
Thereof prior year current tax benefit / (expense)	—	—	242
Deferred income tax benefit / (expense)	20	(80)	(9,588)
Thereof from temporary differences	1,090	3,225	4,223
Consolidated income tax benefit / (expense)	126	(198)	(28,695)

Schedule of tax reconciliation

	2022	2023		2024
	EUR k	EUR k		EUR k
Profit / (Loss) before income tax	(249,155)	(259,969)		190,881
Expected tax benefit (based on statutory tax rate of 29.48% in 2024, 2023 and 2022)	73,426	76,626		(56,262)
Use of tax loss carryforwards not recognized in prior years	—	—		26,913
Tax free income	—	—		429
Recognition of tax loss carryforwards recognized in prior years	327	—		—
Effects from differences between Group and local tax rates	(2)	(2)		—
Non-recognition of tax loss carryforwards current year	(69,724)	(81,392)		(47)
Write-down of deferred tax assets of prior years	—	—		(3,042)
Non-recognition of deferred tax assets	(626)	—		—
Recognition of deferred tax assets not recognized in prior years	—	3,717		3,253
Non-deductible expenses for tax purposes	(119)	(706)		(1,041)
Additions for local trade taxes	(330)	—		—
Other effects	(2,826)	1,599		1,102
Effective tax benefit / (expense)	126	(198)		(28,695)

Schedule of deferred taxes

	January 01, 2024	Recognized in		December 31, 2024
	Net balance	profit and loss	Equity	Net balance	DTA	DTL
	EUR k	EUR k	EUR k	EUR k	EUR k	EUR k
Non-current assets
Intangible assets	(1,224)	2,817	—	1,593	2,476	(883)
Property, plant and equipment	(3,439)	(700)	—	(4,139)	2	(4,141)
Right-of-use assets	(12,052)	419	—	(11,633)	—	(11,633)
Other assets	—	—	—	—	—	—

Current assets
Inventories	52	(52)	—	—	—	—
Trade receivables	15	(855)	—	(840)	—	(840)
Prepaid expenses and other assets	1,428	(816)	—	612	1,427	(815)
Cash and cash equivalents	(11)	(388)	—	(399)	10	(409)

Non - current liabilities
Lease liabilities	10,500	(625)	—	9,875	9,875	—
Other liabilities	(67)	1,610	—	1,544	1,781	(238)

Current liabilities
Lease liabilities	1,193	343	—	1,536	1,536	—
Trade and other payables	(142)	(479)	—	(621)	—	(621)
Other liabilities	(88)	383	—	295	540	(244)
Tax losses carried forward	4,533	(13,808)	13,386	4,112	4,112	—
Share-based payments	496	2,565	(131)	2,930	2,930	—
Netting	—	—	—	—	(19,597)	19,597
Deferred Taxes Total	1,194	(9,588)	13,255	4,865	5,092	(227)

	January 01,2023	Recognized in		December 31, 2023
	Net balance	profit and loss	Equity	Net balance	DTA	DTL
	EUR k	EUR k	EUR k	EUR k	EUR k	EUR k
Non-current assets
Intangible assets	(1,412)	188	—	(1,224)	—	(1,224)
Property, plant and equipment	(2,774)	(665)	—	(3,439)	—	(3,439)
Right-of-use assets	(12,364)	312	—	(12,052)	—	(12,052)
Other assets	(90)	90	—	—	—	—

Current assets
Inventories	—	52	—	52	52	—
Trade receivables	(47)	62	—	15	15	—
Prepaid expenses and other assets	1,428	—	—	1,428	1,428	—
Cash and cash equivalents	(1,014)	1,003	—	(11)	1	(12)

Non - current liabilities
Lease liabilities	10,514	(14)	—	10,500	10,500	—
Other liabilities	51	(118)	—	(67)	—	(67)

Current liabilities
Lease liabilities	1,345	(152)	—	1,193	1,193	—
Trade and other payables	(184)	42	—	(142)	—	(142)
Other liabilities	420	(508)	—	(88)	49	(137)
Tax losses carried forward	1,411	3,122	—	4,533	4,533	—
Share-based payments	3,994	(3,498)	—	496	496	—
Netting	—	—	—	—	(10,490)	10,490
Deferred Taxes Total	1,278	(84)	—	1,194	7,777	(6,583)

Schedule of unused tax losses carried forward

Tax loss carryforwards	2022	2023	2024
	EUR k	EUR k	EUR k
Unused tax losses for corporate income tax	1,427,735	1,700,475	1,585,796
Unused tax losses for trade tax	1,419,217	1,685,517	1,588,835